Investment Strategy - Stone Ridge Diversified Alternatives Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Stone Ridge Diversified Alternatives Fund seeks to generate total returns from diverse investment strategies that we believe have the potential for attractive returns and are diversifying from stocks and bonds. These strategies can be divided into three broad categories that can generally be described as follows: 1.Risk Transfer Strategies seek to generate returns by investing in securities or derivatives that provide counterparties with protection against certain events, such as natural disasters or changes in the market prices of various assets or commodities. As part of its risk transfer strategies, the Fund purchases securities such as catastrophe bonds and Quota Share Notes (each as described below) and sells exchange-traded or over-the-counter (“OTC”) derivatives such as options, futures contracts or options on futures contracts. The Fund’s risk transfer strategies include reinsurance and market risk transfer. 2.Alternative Cash Flow Strategies seek to provide exposure to cash flows from non-traditional sources such as consumer or small-business loans and rental yields from single-family homes. The Fund seeks to identify investments that offer consistent cash flows from multiple sources, which the Adviser believes can help increase diversification. The Fund may access alternative cash flow strategies by investing in loans and other debt securities, asset-backed securities (as defined below) and derivative instruments like options or swaps. The Fund’s alternative cash flow strategies include alternative lending and single family real estate. 3.Alternative Capital Appreciation Strategies seek to generate capital appreciation from sources that are diversifying to stocks and bonds. The Fund may pursue such strategies across multiple asset classes, including equities, debt securities, commodities and currencies, and may access these strategies by purchasing and selling (including by shorting) assets or derivatives such as options, forwards, futures or swaps. The Fund’s alternative capital appreciation strategies include style premium investing, artwork investing and a systematic quantitative investment strategy, Apex, which is designed to provide diversified, multi-strategy exposure through a data-driven, rules-based investment process. The strategies above have historically been both diversified and diversifying. They have been diversified from each other, in that each has generated returns based on different drivers of return and economic factors. They have been diversifying in that they offer a different source of return than more traditional stocks and bonds, which are ubiquitous in portfolios. As such, the Fund offers a potentially valuable return stream that can be complementary to investors’ traditional stock and bond portfolios. Each of the strategies above is known as a risk premium strategy – a type of strategy that seeks to earn returns by being compensated for bearing risk. The Adviser believes that consistent exposure to diversifying risk premium strategies – not stock picking or market timing – is the most reliable way to build wealth in the long run. To this end, the Fund provides exposure to a number of historically diversifying risk premium strategies. The Adviser seeks to identify strategies that have the potential to provide attractive returns from sources other than traditional stocks and bonds. The Adviser has discretion to allocate the Fund’s assets to or away from each individual strategy, including by reducing the Fund’s allocation to one or more strategies to zero, based on market conditions, availability of investments, liquidity needs and any other factors that the Adviser considers relevant. As a result, the Fund’s allocations to each of the strategies will not be equal in size and will vary, potentially significantly, over time. The Fund’s investment in alternative cash flow strategies will generally be limited to 0-40% of the Fund’s net assets individually and to 0-50% of the Fund’s net assets in the aggregate, subject to applicable limits on illiquid investments described below. The Fund’s investment in each of the risk transfer strategies and the style premium investing strategy will generally range from 0-75% individually and from 50-100% in the aggregate of the Fund’s net assets at the time of sale or purchase, as applicable. The Fund’s exposure to the systematic quantitative investment strategy will generally range from 0-20% of the Fund’s net assets. The Fund’s investment in the artwork investing strategy will generally be limited to 0-5% of the Fund’s net assets, subject to applicable limits on illiquid investments described below. When used in this prospectus, the term “invest” includes both direct investing and indirect investing and the term “investments” includes both direct investments and indirect investments. For example, the Fund may invest indirectly by investing in derivatives and will do so in the case of the market risk transfer, style premium and systematic quantitative investment strategies. The Fund may also, in the case of its market risk transfer, style premium and systematic quantitative investment strategies, invest through an investment in one or more wholly-owned and controlled subsidiaries organized in a non-U.S. jurisdiction (the “Subsidiaries”) and advised by the Adviser, and/or, in the case of certain other strategies, including its reinsurance strategy, through investments in pooled investment vehicles. Risk Transfer Strategies Reinsurance Reinsurance can generally be described as “insurance for insurance companies.” Reinsurers indirectly protect homeowners and businesses against catastrophe risks, such as natural disasters and accidents, by providing insurance to the insurance companies that directly offer protection against these types of risks. In exchange, reinsurers charge premiums in excess of their expected cost for the insurance provided; this means that they believe the premiums they charge are over and above the claims they expect to pay out over time. The Fund seeks returns by investing primarily in instruments known as “event-linked bonds” or “catastrophe bonds,” which are debt securities, typically with a variable interest rate, for which the return of principal and payment of interest are contingent on the non-occurrence of a specified trigger event or events, including hurricanes, earthquakes and weather-related phenomena, pandemics, epidemics, non-natural catastrophes (such as plane crashes) and other events resulting in a specified level of physical or economic loss (such as mortality or longevity). If the catastrophic events do not occur or are less severe than the specified trigger in the securities purchased by the Fund, the Fund generates returns by capturing the difference between the premiums earned and the claims paid on such insurance-linked securities over time. The Fund may also seek to gain exposure to reinsurance contracts by holding shares or notes issued in connection with quota shares (“Quota Share Notes”), which are notes or preferred shares issued by a special purpose vehicle whose performance is tied to underlying reinsurance transaction(s). Because most event-linked bonds and Quota Share Notes are unrated, a substantial portion of the Fund’s assets will typically be invested in unrated securities determined by the Adviser to be of comparable quality to below-investment-grade securities (commonly referred to as “junk bonds”). The Fund may invest in insurance-linked securities directly, through the use of derivatives (including options, futures contracts and swaps) or by investing in Class I Shares of the Stone Ridge High Yield Reinsurance Risk Premium Fund (the “Reinsurance Fund”) or shares of the Stone Ridge Reinsurance Risk Premium Interval Fund (the “Reinsurance Interval Fund”), each of which is also managed by the Adviser. The Fund does not pay the Adviser a management fee on assets that are invested in the Reinsurance Fund or the Reinsurance Interval Fund. As a shareholder of the Reinsurance Fund or the Reinsurance Interval Fund, the Fund will be subject to its ratable share of such fund’s expenses, including its advisory and administration expenses. Market Risk Transfer Market risk transfer seeks to generate returns by selling options on asset prices. It can be thought of as selling “market insurance” to counterparties who need protection from changes in the market price of various assets. For instance, an airline may not be able to bear the risk of fuel prices rising and may pay to transfer that risk to a party who can; likewise, a farmer may not be able to bear the risk of crop prices falling and may pay to transfer that risk to a party who can. Options can provide the buyer with protection from these price movements. For example, an option buyer typically pays a premium to an option seller, such as the Fund, that is priced based on the market’s collective expectation of the price risk of the underlying asset (i.e., how much the price of the underlying asset will move). By selling options, the Fund is generally paid an upfront premium to bear a risk that its counterparty seeks to transfer. The Fund seeks to benefit over the long term from the difference between the amount of premium received for selling options (i.e., taking on the risk of a larger-than-expected move in the price of the underlying asset) and the level of losses realized on those options as a result of asset price movements. In other words, the Fund generally acts as a provider of risk transfer services, taking in premiums in exchange for bearing losses when unexpectedly large events occur. There can be no assurance that the Fund’s returns from selling options will be positive. The Fund generally pursues this strategy by entering into exchange-traded or over-the-counter (“OTC”) derivative contracts related to various asset classes, such as energy, agriculture, livestock or foreign currencies. The Fund may enter into a variety of derivative contracts, including put and call options, futures contracts and options on futures contracts. This universe of asset classes and instruments is subject to change under varying market conditions and as these asset classes and instruments evolve over time. Alternative Cash Flow Strategies Alternative Lending Alternative lending, which is sometimes referred to as marketplace lending, is a method of financing in which an alternative lending platform facilitates the borrowing and lending of money while generally not relying on deposits for capital to fund loans. It is considered an alternative to more traditional loan financing done through a bank. There are several different models of alternative lending but, very generally, an “alternative lending platform” is a lending marketplace, lender or other intermediary that is not a traditional lender that typically matches consumers, small or medium-sized businesses or other types of borrowers with investors that are interested in gaining investment exposure to the loans made to such borrowers. The Adviser, as part of its portfolio construction process, performs diligence on the platforms from which the Fund purchases alternative lending-related securities in order to evaluate both the process by which each platform extends or sources loans and provides related services and the characteristics of the overall portfolio of loans made available through that platform. The Fund generally purchases a portfolio of loans from a particular platform that meets certain criteria (such as maturities and durations, borrower and loan types, borrower credit quality and geographic locations of borrower) and that provides broad exposure to the loan originations or sourcing of that particular platform. The Fund seeks returns by buying and selling consumer, student and small-business loans originated through or sourced by alternative lending platforms. By investing in these loans and other investments, the Fund is accepting the risk that some borrowers will not repay their loans, in exchange for the returns associated with the receipt of interest payments and repayment of principal by those that do. For example, a consumer or small business borrower typically pays a premium (interest) to a lender in exchange for use of the lender’s capital (the amount of the borrowing) for a pre-determined amount of time. The Fund seeks to benefit over the long term from the difference between the amount of interest and principal received and losses experienced, but there can be no assurance that the return on the Fund’s investments will be positive at any time or on average and over time. Alternative lending-related securities typically provide the Fund with exposure to loans originated or sourced by alternative lending platforms. The Fund invests primarily in securities issued by special purpose entities that hold whole loans, fractional loans or loan participations (“asset-backed securities”), which provide the Fund with exposure to a pool of whole loans originated or sourced by one or more alternative lending platforms and represents the right of the holder to receive specified distributions in respect of such whole loans. The Fund also may buy and sell whole loans directly or invest in other types of alternative lending-related securities, which include: ●shares, certificates, notes or other securities representing the right to receive principal and interest payments due on fractions of whole loans or pools of whole loans (including “member-dependent payment notes” issued by some public U.S. platforms, which we refer to as “fractional loans” herein); ●direct participations in whole loans originated by alternative lending platforms (which we refer to as “loan participations”), which are typically issued by a bank or other financial institution; ●securities issued by special purpose entities that hold mortgages (“mortgage-backed securities”); and ●derivative instruments (which may include options, swaps or other derivatives) that provide exposure to any of the investments the Fund may make directly. All or substantially all of the alternative lending-related securities in which the Fund invests are “restricted” securities, which means that they are only eligible for purchase and sale by certain qualified institutional buyers, as defined in Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and/or that they are subject to legal and/or contractual restrictions on transfer. Thus, there is generally a limited secondary market available for many of the alternative-lending related securities in which the Fund invests. In implementing the Fund’s investment strategy, the Adviser has broad discretion to invest in alternative lending-related securities of different types and relating to a variety of borrower types and geographic regions (including regions inside and outside the U.S.). The Adviser seeks to invest in alternative lending-related securities through platforms that operate in (and that originate or source loans to borrowers located in) the U.S. and may in the future seek to gain exposure to other geographic regions. Within each region and borrower type, the Adviser has broad discretion to make investments that provide the Fund with a variety of exposures, including to borrower creditworthiness, lines of business and loan purpose. The Adviser does not purchase or sell alternative lending-related securities for the Fund’s portfolio based on an analysis of specific borrowers’ abilities to repay their loans or other criteria specific to individual investments. Instead, the Adviser seeks to identify alternative lending platforms that provide the Fund with broad exposure to the risk and return characteristics of loans from a variety of geographic regions and representing a variety of different borrower types for a variety of purposes. The alternative lending-related securities in which the Fund invests (or, in the case of asset-backed securities, the loans that back them) typically are not rated by a nationally recognized statistical rating organization and may be determined by the Adviser to be of comparable quality to below-investment-grade securities (commonly referred to as “junk bonds”). The Fund may invest in alternative lending-related securities directly or through the use of derivatives (including swaps that provide exposure to alternative lending-related securities). Single Family Real Estate Single family rental investments primarily take the form of debt instruments secured by single family rental properties, including: First Mortgage Loans. First mortgage loans are loans that are generally made to the owner of a property or a pool of properties and have the highest priority to claims on the collateral securing the loans in foreclosure. First mortgage loans generally provide for a higher recovery rate and lower default rate than other debt positions due to the lender’s favorable control features and place in the capital structure, which control features at times may mean control of the entire capital structure. Subordinate Mortgage Loans. Subordinate mortgage loans are loans that are generally made to the owner of a property or a pool of properties and have a lower priority to claims on the collateral. Investors in subordinate mortgages are compensated for the increased risk from a pricing perspective, typically through a higher interest rate (as compared to first mortgage loans), but still benefit from a direct lien on the related property. Investors typically receive principal and interest payments at the same time as senior debt unless a default occurs, in which case these payments are made only after any senior debt is repaid in full. Mezzanine Loans. Mezzanine loans are a type of subordinate loan in which the loan is secured by one or more direct or indirect ownership interests in an entity that directly or indirectly owns real estate. Investors in mezzanine loans are compensated for the increased credit risk from a pricing perspective, typically through a higher interest rate (as compared with first mortgage loans), but still benefit from the right to foreclose on its collateral, in many instances more efficiently than first mortgage loans. Upon a default by the borrower under a mezzanine loan, the mezzanine lender generally can take control of the property-owning entity on an expedited basis, subject to the rights of the holders of debt senior in priority on the property. These debt instruments typically are not rated by a nationally recognized statistical rating organization and may be determined by the Adviser to be of comparable quality to below-investment-grade securities (commonly referred to as “junk bonds”). The Fund will not invest in subprime mortgage loans or securities backed by subprime mortgage loans. The Fund may purchase such debt instruments individually or may invest in asset-backed securities issued by special purpose entities that hold any of the foregoing types of debt instruments secured by single family rental properties. The Adviser, as part of its portfolio construction process, performs extensive due diligence on transactions that the Adviser proposes to enter into on behalf of the Fund. Although the Fund may pursue investments through a wide array of sources, a large proportion of the Fund’s single family real estate portfolio may consist of debt instruments obtained from or through a small number of real estate operators or lenders, potentially giving the Fund high exposure to the potential benefits and risks associated with those operators or lenders. Alternative Capital Appreciation Strategies Style Premium Investing Style premium investing seeks to generate returns by utilizing systematic methods of investing that have the potential to produce positive returns in both rising and falling markets, and involves identifying the characteristics, or “styles,” of assets historically associated with higher average returns. The strategy purchases assets with higher exposure to such characteristics and may short assets with lower exposure to such characteristics. (“Shorting” an asset means that the Fund sells an asset it does not own to a third party by paying a premium to borrow the asset with the intention of purchasing it later at a lower price.) Within certain styles, the Fund may pursue this strategy by establishing only long exposure or only short exposure to a given asset class from time to time. In other styles, the Fund will establish both long and short positions, seeking to earn a return from the difference in performance between the long and short positions rather than from the directional price movement of the asset class. The Fund may pursue this strategy across asset classes, including commodities, foreign currencies (including emerging markets foreign currencies), and global equities or debt securities (including emerging markets equities or debt securities) of any market capitalization, including small companies that are considered “mid-cap,” “small-cap” or “micro-cap” companies. The styles the Fund pursues include: ●Value: The Value style prefers assets that are inexpensive relative to a fair value over those that are expensive relative to a fair value. Fair value may be defined in relation to asset fundamental indicators, macroeconomic data, or asset prices. ●Momentum: The Momentum style prefers assets that have performed well recently over those that have performed poorly recently on an absolute or relative basis. ●Carry: The Carry style prefers assets with higher yields over those with lower yields. The Fund may implement this strategy by purchasing and shorting assets (including single name equity securities and exchange-traded funds) directly or through derivatives such as exchange-traded futures contracts or options or OTC forwards, options or swaps. The Fund may purchase and sell foreign currency options and foreign currency futures contracts and related options and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through deliverable and non-deliverable forward foreign currency exchange contracts (“currency forward contracts”). Systematic Quantitative Investment The Fund pursues a systematic quantitative investment strategy by investing in a total return swap that provides exposure to the Apex strategy, which is a diversified, rules-based investment strategy managed by AQR Capital Management, LLC (“AQR”), a third-party, that is designed to generate returns that the Adviser expects to be diversifying not only to traditional markets, but also to the Fund. Based on the opportunity set, the Apex strategy dynamically adjusts exposure within and across three component sub-strategies: ●Global Macro: The Global Macro sub-strategy seeks to generate returns by identifying and taking advantage of opportunities across asset classes, considering indicators such as business cycles, monetary policy, investor sentiment, and international trade dynamics, as well as other fundamental and technical factors that may influence asset prices. The Global Macro sub-strategy may (i) make directional investments (i.e., buy an asset if the price is expected to increase, or sell an asset if the price is expected to decrease), or (ii) make relative value investments (i.e., simultaneously pairing both a purchase and an offsetting sale of different assets such that the net market exposure is roughly zero, or “neutral”). ●Market Neutral Stock Selection: The Market Neutral Stock Selection sub-strategy invests in a highly diversified portfolio of long and short equity positions within and across industries and economically-linked groups of companies that is designed to be market neutral. ●Arbitrage: The Arbitrage sub-strategy seeks to generate positive returns through three core types of arbitrage opportunities: convertible bond arbitrage, merger arbitrage, and event-driven strategies. For example, when a merger is announced, the target company’s stock typically trades at a price below the amount that will be paid in the merger because of uncertainty about whether the merger will be completed. The Arbitrage sub-strategy could seek to purchase target company shares at this lower price and capture the resulting profit when and if the merger is completed. To implement the sub-strategies, the Apex strategy invests globally, primarily in futures contracts, futures-related instruments, forwards, swaps, options, equity securities, warrants, convertible securities and U.S. and non-U.S. government bonds. Accordingly, the Fund may have indirect exposure to U.S. or non-U.S. issuers, including in developed and emerging markets. The Fund’s swap counterparty, a third-party financial institution, has a separately managed account in which AQR, on behalf of the swap counterparty, will manage a portfolio of assets that will follow the Apex strategy and serve as the underlying reference portfolio for the swap. The decision to enter into the total return swap and the terms of the swap are determined by the Adviser, on behalf of the Fund, and the swap counterparty. AQR is not a party to the swap. The Fund makes variable payments to the swap counterparty based on the Secured Overnight Financing Rate (SOFR) in exchange for receiving from the counterparty payments that reflect the net return of the reference portfolio. The investments within the reference portfolio are determined exclusively between AQR and the swap counterparty, not by the Fund or the Adviser. AQR is not an affiliate of the Adviser, nor the Fund, does not serve as an investment adviser or sub-adviser to the Fund and does not have a fiduciary duty to the Fund in implementing the Apex strategy on behalf of the swap counterparty. AQR makes no recommendations regarding any investment or proposed transaction for the Fund. Artwork Investing The Fund invests in shares of the Stone Ridge Art Risk Premium Fund (the “Art Fund”), which is also managed by the Adviser. The Art Fund invests primarily in paintings, sculptures or other artistic objects (“Artwork”) from the Post-War and Contemporary collecting periods (from 1945 to today) as well as other collecting periods, created by artists that have an established track record of public auction sales (typically at least three years of public auction results). The Art Fund may invest in Artwork indirectly by investing in special purpose companies that own Artwork (“Artwork Companies”). The Art Fund also may gain investment exposure to Artwork by purchasing whole Artwork (“Whole Artwork”) directly or through forwards or swaps, including prepaid forward contracts. The Adviser expects to invest no more than 5% of the fund’s net assets, as determined at the time of investment, in the Art Fund.Borrowing and LeverageThe Fund may obtain leverage through borrowings and derivative instruments (including reverse repurchase agreements) in seeking to achieve its investment objective. The Fund’s borrowings, which would typically be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The 1940 Act requires the Fund to have continuous asset coverage of not less than 300% with respect to all borrowings. This means that the value of the Fund’s total indebtedness may not exceed one-third of the value of its total assets (including such indebtedness). The Fund also may borrow money from banks or other lenders for temporary purposes in an amount not to exceed 5% of the Fund’s assets. Such temporary borrowings are not subject to the asset coverage requirements discussed above. Under Rule 18f-4 of the 1940 Act (“Rule 18f-4”), most investments or trading practices that involve contractual obligations to pay in the future are considered to be derivatives, and are therefore subject to a value-at-risk (“VaR”) test and corresponding limits set forth in the rule. The Fund has elected to treat reverse repurchase agreements as derivatives subject to the VaR test imposed by Rule 18f-4. Reverse repurchase agreements involve the risks that the interest income earned on the investment of the proceeds will be less than the interest expense and Fund expenses associated with the repurchase agreement, that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase such securities and that the securities may not be returned to the Fund. The Fund will also be subject to counterparty risk with respect to the purchaser of the securities. If the counterparty to whom the Fund sells securities becomes insolvent, the Fund’s right to purchase or repurchase such securities could be delayed or impaired. Additionally, reverse repurchase agreements entail the same risks as OTC derivatives. These include the risk that the counterparty to the reverse repurchase agreement may not be able to fulfill its obligations, that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. Leverage can have the effect of magnifying the Fund’s exposure to changes in the value of its assets and may also result in increased volatility in the Fund’s net asset value (“NAV”). This means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund owned its assets on an unleveraged basis. The value of an investment in the Fund will be more volatile and other risks tend to be compounded if and to the extent that the Fund is exposed to leverage directly or indirectly.